UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21866
Highland Funds I
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Funds I
Highland Long/Short Equity Fund
Highland Long/Short Healthcare Fund
Semi-Annual Report
December 31, 2010

Highland Funds I
Highland Long/Short Equity Fund
Highland Long/Short Healthcare Fund
TABLE OF CONTENTS

Fund Profiles	1
Financial Statements	3
Investment Portfolios	4
Statements of Assets and Liabilities	10
Statements of Operations	12
Statements of Changes in Net Assets	13
Statements of Cash Flows	17
Financial Highlights	19
Notes to Financial Statements	25
Additional Information	33
Disclosure of Fund Expenses	33
Important Information About This Report	36
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Long/Short Equity Fund
Objective
Highland Long/Short Equity Fund seeks consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Net Assets as of December 31, 2010
$366.3 million
Portfolio Data as of December 31, 2010
The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/10 (%)*	Long Exposure	Short Exposure	Net Exposure

Information Technology	24.6	(9.5)	15.1
Consumer Discretionary	14.3	(6.4)	7.9
Financial	6.3	(1.1)	5.2
Industrials	6.9	(1.7)	5.2
Materials	6.1	(1.6)	4.5
Healthcare	3.6	(0.8)	2.8
Energy	6.7	(4.1)	2.6
Telecommunication Services	0.1	(0.0)	0.1
Consumer Staples	1.7	(2.0)	(0.3)
Other	0.0	(5.3)	(5.3)

Top 5 Holdings as of 12/31/10 (%)*
Long Securities		Short Securities

Apple, Inc.	4.6	SPDR S&P Midcap 400 Trust, ETF	(4.5)
Kansas City Southern	2.5	Hershey Co., (The)	(1.2)
Rovi Corp.	2.4	Jos. A. Bank Clothiers, Inc.	(0.9)
Cognizant Technology Solutions Corp., Class A	2.3	Arris Group, Inc.	(0.9)
Tempur-Pedic International, Inc.	2.3	Synaptics, Inc.	(0.9)
The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involves unlimited loss potential. The Fund is non-diversified and may invest a significant portion of the portfolio in the securities of fewer issuers.
Please refer to Note 11, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short securities are calculated as a percentage of total net assets.
Semi-Annual Report | 1

FUND PROFILE
Highland Long/Short Healthcare Fund
Objective
Highland Long/Short Healthcare Fund seeks long-term capital appreciation.
Net Assets as of December 31, 2010
$24.4 million
Portfolio Data as of December 31, 2010
The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/10 (%)*	Long Exposure	Short Exposure	Net Exposure

Healthcare:
Biotechnology	16.8	(4.4)	12.4
Life Sciences Tools & Services	12.2	(0.6)	11.6
Healthcare Equipment	22.6	(12.9)	9.7
Healthcare Technology	5.7	(0.0)	5.7
Healthcare Facilities	5.0	(0.0)	5.0
Healthcare Distributors	6.4	(3.8)	2.6
Healthcare Services	8.3	(5.6)	2.7
Managed Healthcare	0.0	(1.9)	(1.9)
Healthcare Supplies	0.5	(4.5)	(4.0)
Pharmaceuticals	9.3	(15.2)	(5.9)
Consumer Staples	2.7	(0.9)	1.8
Financial	3.1	(0.0)	3.1
Industrials	2.0	(0.0)	2.0
Other	2.9	(4.7)	(1.8)

Top 5 Holdings as of 12/31/10 (%)*
Long Securities		Short Securities

Genesys Ventures IA, L.P.	8.6	ProShares Ultra S&P 500	(4.7)
Salix Pharmaceuticals, Ltd.	3.8	Johnson & Johnson	(3.5)
Nordion, Inc.	3.8	Becton, Dickinson and Co.	(3.2)
Cardinal Health, Inc.	3.7	Merck & Co., Inc.	(2.9)
athenahealth, Inc.	3.2	Varian Medical Systems, Inc.	(2.8)
The Fund is non-diversified and may invest a larger portion of assets in the securities of fewer issuers. The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.
Please refer to Note 11, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short securities are calculated as a percentage of total net assets.
2 | Semi-Annual Report

FINANCIAL STATEMENTS
December 31, 2010
A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
Semi-Annual Report | 3

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 70.2%

CONSUMER DISCRETIONARY - 14.3%
469,000	American Axle & Manufacturing Holdings, Inc. (a)	6,031,340
72,600	Coach, Inc.	4,015,506
370,600	Ford Motor Co. (a)(b)	6,222,374
86,800	Gentex Corp.	2,565,808
49,800	Las Vegas Sands Corp. (a)	2,288,310
37,900	Lululemon Athletica, Inc. (a)	2,593,118
60,500	Polaris Industries, Inc.	4,720,210
79,900	Scripps Networks Interactive, Class A	4,134,825
50,400	Stanley Black & Decker, Inc.	3,370,248
207,986	Tempur-Pedic International, Inc. (a)(b)	8,331,919
166,175	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,649,950
34,600	Visteon Corp. (a)(b)	2,569,050

		52,492,658

CONSUMER STAPLES - 1.7%
119,900	Whole Foods Market, Inc. (a)(b)	6,065,741

ENERGY - 6.7%
91,301	Concho Resources, Inc. (a)	8,004,359
398,811	Crosstex Energy LP (b)	5,742,878
200,700	Patterson-UTI Energy, Inc. (b)	4,325,085
37,000	Pioneer Natural Resources Co.	3,212,340
29,000	Whiting Petroleum Corp. (a)	3,398,510

		24,683,172

FINANCIAL - 6.3%
168,500	Aon Corp.	7,752,685
225,496	DuPont Fabros Technology, Inc. REIT (b)	4,796,300
199,000	Hospitality Properties Trust REIT	4,584,960
271,180	KKR & Co., (Guernsey) LP	3,850,756
76,235	Pacific Capital Bancorp (a)(b)	2,154,401

		23,139,102

HEALTHCARE - 3.6%
93,500	Illumina, Inc. (a)	5,922,290
118,700	ResMed, Inc. (a)(b)	4,111,768
52,100	United Therapeutics Corp. (a)(b)	3,293,762

		13,327,820

INDUSTRIALS - 6.9%
63,100	AGCO Corp. (a)	3,196,646
46,200	CSX Corp.	2,984,982
191,000	Kansas City Southern (a)	9,141,260
72,900	Navistar International Corp. (a)	4,221,639
166,700	Verisk Analytics, Inc., Class A (a)	5,681,136

		25,225,663

INFORMATION TECHNOLOGY - 24.5%
75,600	ADTRAN, Inc.	2,737,476
52,560	Apple, Inc. (a)(c)	16,953,754
115,800	Ariba, Inc. (a)	2,720,142
255,800	Aruba Networks, Inc. (a)(b)	5,341,104
117,339	Cognizant Technology Solutions Corp., Class A (a)	8,599,775
133,500	Cypress Semiconductor Corp. (a)	2,480,430
358,200	Entropic Communications, Inc. (a)(b)	4,327,056
81,000	Equinix, Inc. (a)	6,582,060
31,300	F5 Networks, Inc. (a)(b)	4,074,008
74,300	NetApp, Inc. (a)(b)	4,083,528
135,300	OmniVision Technologies, Inc. (a)	4,006,233
142,900	QuinStreet, Inc. (a)(b)	2,745,109
142,000	RealD, Inc. (a)	3,680,640
139,686	Rovi Corp. (a)(b)	8,661,929
93,800	Skyworks Solutions, Inc. (a)	2,685,494
120,000	SuccessFactors, Inc. (a)	3,475,200
21,600	ViaSat, Inc. (a)	959,256
474,700	Xerox Corp.	5,468,544

		89,581,738

MATERIALS - 6.1%
53,600	CF Industries Holdings, Inc.	7,244,040
338,900	Fronteer Gold, Inc. (a)	3,975,297
233,800	Hecla Mining Co. (a)	2,632,588
279,500	New Gold, Inc. (Canada) (a)(b)	2,727,920
19,100	Potash Corp. of Saskatchewan, Inc. (Canada) (b)	2,957,253
71,400	Silver Wheaton Corp. (Canada) (a)	2,787,456

		22,324,554

TELECOMMUNICATION SERVICES - 0.1%
333,199	ICO Global Communications Holdings Ltd. (a)	499,799

	Total Common Stocks (Cost $241,024,202)	257,340,247

Contracts
Purchased Call Options (a) - 0.1%

INFORMATION TECHNOLOGY - 0.1%
2,250	McMoRan Exploration, Strike Price $20.00, Expiration 02/19/11	138,375
6,000	Ford Motor Co., Strike Price $17.50, Expiration 01/22/11	126,000

	Total Purchased Call Options (Cost $372,210)	264,375

Total Investments - 70.3%		257,604,622

(Cost of $241,396,412)

Shares
$154,273,137 in cash was segregated or on deposit with the brokers to cover investments sold short as of December 31, 2010 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (32.5)%

CONSUMER DISCRETIONARY - (6.4)%
41,700	Buffalo Wild Wings, Inc. (d)	(1,828,545)
80,600	Hanesbrands, Inc. (d)	(2,047,240)
84,300	Jos. A. Bank Clothiers, Inc. (d)	(3,398,976)
50,200	Kohl’s Corp. (d)	(2,727,868)
126,800	Leggett & Platt, Inc.	(2,885,968)
37,200	Phillips-Van Heusen Corp.	(2,343,972)
62,124	SPDR S&P Retail Fund, ETF	(3,004,317)
4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

CONSUMER DISCRETIONARY (continued)
80,600	Thor Industries, Inc.	(2,737,176)
68,900	Urban Outfitters, Inc. (d)	(2,467,309)

		(23,441,371)

		—
CONSUMER STAPLES - (2.0)%
81,700	Campbell Soup Co.	(2,839,075)
96,700	Hershey Co., (The)	(4,559,405)

		(7,398,480)

ENERGY - (4.1)%
31,900	Complete Production Services, Inc. (d)	(942,645)
25,200	Copano Energy LLC	(850,500)
33,400	Ecopetrol SA, SP ADR	(1,456,908)
16,700	Enbridge Energy Partners, LP	(1,041,746)
42,900	Energy Select Sector SPDR Fund, ETF	(2,927,925)
16,300	Energy Transfer Partners, LP	(844,666)
10,500	Kinder Morgan Energy Partners, LP	(737,730)
13,900	Plains All American Pipeline, LP	(872,781)
68,000	Southwestern Energy Co. (d)	(2,545,240)
55,600	SPDR S&P Oil & Gas Exploration & Production, ETF	(2,929,564)

		(15,149,705)

FINANCIAL - (1.1)%
90,600	Assured Guaranty, Ltd.	(1,603,620)
21,900	Bancolombia SA, SP ADR	(1,355,829)
71,100	Och-Ziff Capital Management Group, Class A	(1,107,738)

		(4,067,187)

HEALTHCARE - (0.8)%
10,900	Intuitive Surgical, Inc. (d)	(2,809,475)

INDUSTRIALS - (1.7)%
17,800	C.H. Robinson Worldwide, Inc.	(1,427,382)
84,100	Industrial Select Sector SPDR Fund, ETF	(2,935,090)
47,300	Landstar System, Inc.	(1,936,462)

		(6,298,934)

INFORMATION TECHNOLOGY - (9.5)%
42,300	Altera Corp.	(1,505,034)
300,400	Arris Group, Inc. (d)	(3,370,488)
42,500	Atheros Communications (d)	(1,526,600)
81,600	Blackbaud, Inc.	(2,113,440)
90,600	GSI Commerce, Inc. (d)	(2,101,920)
56,400	Lexmark International, Inc., Class A (d)	(1,963,848)
67,500	Logitech International SA (d)	(1,252,125)
163,600	National Semiconductor Corp.	(2,251,136)
90,172	Semiconductor HOLDRs Trust, ETF	(2,933,295)
147,700	STEC, Inc. (d)	(2,606,905)
106,900	Synaptics, Inc. (d)	(3,140,722)
84,600	Total System Services, Inc.	(1,301,148)
58,900	Trimble Navigation, Ltd. (d)	(2,351,877)
121,600	TriQuint Semiconductor, Inc. (d)	(1,421,504)
53,000	Veeco Instruments, Inc. (d)	(2,276,880)
92,600	Xilinx, Inc.	(2,683,548)

		(34,800,470)

MATERIALS - (1.6)%
74,800	Materials Select Sector SPDR Trust, ETF	(2,879,800)
34,100	Sherwin-Williams Co., (The)	(2,855,875)

		(5,735,675)

OTHER - (5.3)%
28,850	iShares Russell Midcap Index Fund, ETF	(2,935,488)
99,000	SPDR S&P Midcap 400 Trust, ETF	(16,303,319)

		(19,238,807)

Total Investments sold short (Proceeds $116,176,168)		(118,940,104)

Other Assets & Liabilities, Net - 62.2%		227,661,548

Net Assets - 100.0%		366,326,066

Contracts
Written Call Options (d) - (0.0)%

INFORMATION TECHNOLOGY - (0.0)%
200	Equinix, Inc., Strike Price $85.00, Expiration 01/22/11	(29,000)

Total Written Call Options (Proceeds $27,109)		(29,000)

Written Put Options (d) - (0.0)%

INFORMATION TECHNOLOGY - (0.0)%
700	Navistar International Corp., Strike Price $55.00, Expiration 01/22/11	(59,500)

Total Written Put Options (Proceeds $68,491)		(59,500)

(a)	Non-income producing security.

(b)	Securities (or a portion of securities) on loan. As of December 31, 2010, the market value of securities loaned was 42,043,418. The loaned securities were secured with cash collateral of $43,656,684.

(c)	All or part of this security is posted as collateral for short sales.

(d)	No dividend payable on security sold short.
See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2010	Highland Long/Short Equity Fund
Transactions in written options for the period ended December 31, 2010 were as follows:

	Number of
	Contracts	Premium

Outstanding, June 30, 2010	850	$251,014
Call Options Written	7,500	968,835
Put Options Written	700	68,491
Call Options Expired	(1,837)	(361,627)
Call Options Exercised	(1,538)	(216,430)
Put Options Exercised	(50)	(26,849)
Call Options Closed	(4,725)	(587,834)

Outstanding, December 31, 2010	900	$95,600

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

ETN	Exchange Traded Note

HOLDRs	Holding Company Depositary Receipts

LP	Limited Partnership

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

SP ADR	Sponsored American Depositary Receipt

VIX	Volatility Index
6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2010	Highland Long/Short Healthcare Fund

Shares		Value($)
US Senior Loans (a) - 1.6%

HEALTHCARE - 1.6%

HEALTHCARE SERVICES - 1.6%
400,000	CNS Response, Inc., Term Loan, 9.0%, 11/11/11	400,000

	Total US Senior Loans (Cost $307,422)	400,000

Common Stocks - 94.3%

CONSUMER STAPLES - 2.7%
18,993	CVS Caremark Corp. (b)	660,387

FINANCIAL - 3.1%
27,231	OMEGA Healthcare Investors, Inc. (b)	611,064
7,114	Sabra Health Care REIT, Inc. (b)	130,904

		741,968

HEALTHCARE - 83.6%
Biotechnology - 16.3%
60,000	Allos Therapeutics, Inc. (c)	276,600
27,017	Chelsea Therapeutics International, Ltd. (b)(c)	202,628
231,637	Dynavax Technologies Corp. (c)	741,238
38,428	Halozyme Therapeutics, Inc. (b)(c)	304,350
20,000	Immunomedics, Inc. (c)	71,600
15,000	Incyte Corp. (b)(c)	248,400
185,291	Myrexis, Inc. (b)(c)	770,811
188,600	Raptor Pharmaceuticals Corp. (c)(d)	688,390
5,416	United Therapeutics Corp. (b)(c)	342,400
66,908	XOMA, Ltd. (c)	343,238

		3,989,655

Healthcare Distributors - 6.4%
23,623	Cardinal Health, Inc. (b)	904,996
9,374	McKesson Corp. (b)	659,742

		1,564,738

Healthcare Equipment - 22.1%
68,314	Alphatec Holdings, Inc. (c)	184,448
17,620	ArthroCare Corp. (b)(c)	547,277
9,424	Beckman Coulter, Inc. (b)	708,968
1,068,076	Genesys Ventures IA, L.P. (c)(e)(f)	2,093,429
23,598	NuVasive, Inc. (b)(c)(d)	605,289
11,717	NxStage Medical, Inc. (b)(c)	291,519
81,700	Uroplasty, Inc. (b)(c)	328,434
23,559	Volcano Corp. (b)(c)	643,396

		5,402,760

Healthcare Facilities - 5.0%
62,928	Health Management Associates, Inc., Class A (b)(c)	600,333
30,364	Kindred Healthcare, Inc. (b)(c)	557,787
30,800	PHC, Inc., Class A (c)	50,204

		1,208,324

Healthcare Services - 6.1%
17,518	Alliance HealthCare Services, Inc. (b)(c)	74,276
210,000	CNS Response, Inc. (c)	42,000
9,948	Emergency Medical Services Corp., Class A (b)(c)	642,740
10,033	MEDNAX, Inc. (b)(c)	675,121
4,114	Sun Healthcare Group, Inc. (c)	52,087

		1,486,224

Healthcare Supplies - 0.5%
54,068	TranS1, Inc. (c)	111,921

Healthcare Technology - 5.7%
19,290	athenahealth, Inc. (b)(c)	790,504
25,192	Medidata Solutions, Inc. (c)	601,585

		1,392,089

Life Sciences Tools & Services - 12.2%
6,000	Bio-Rad Laboratories, Inc., Class A (b)(c)	623,100
58,348	eResearchTechnology, Inc. (b)(c)	428,858
16,000	Luminex Corp. (b)(c)	292,480
81,532	Nordion, Inc. (c)(d)	928,649
27,500	PerkinElmer, Inc. (b)	710,050

		2,983,137

Pharmaceuticals - 9.3%
24,975	BioMimetic Therapeutics, Inc. (b)(c)	317,183
20,000	MAP Pharmaceuticals, Inc. (b)(c)	334,800
20,000	Mylan, Inc. (b)(c)	422,600
19,873	Salix Pharmaceuticals, Ltd. (b)(c)	933,235
11,300	Warner Chilcott PLC, Class A (b)	254,927

		2,262,745

		20,401,593

INDUSTRIALS - 2.0%
9,788	Pall Corp. (b)	485,289

OTHER - 2.9%
31,000	UltraPro Short ProShares Russell2000, ETF (b)(c)(d)	713,930

	Total Common Stocks (Cost $20,372,505)	23,003,167

Contracts
Purchased Call Options - 0.5%

HEALTHCARE - 0.5%
Biotechnology - 0.5%
73	Raptor Pharmaceuticals Corp., Strike Price $5.00, Expiration 02/19/11	548
500	UltraPro Short ProShares Russell2000, Strike Price $24.00, Expiration 01/22/11	60,000
590	UltraShort S&P500 ProShares, Strike Price $23.00, Expiration 01/22/11	67,850

		128,398

	Total Purchased Call Options (Cost $186,260)	128,398

See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2010	Highland Long/Short Healthcare Fund

Contracts		Value ($)
Purchased Put Options - 0.5%

HEALTHCARE - 0.5%
Healthcare Equipment - 0.5%
394	MannKind Corp., Strike Price $5.00, Expiration 02/19/11	39,400
300	MannKind Corp., Strike Price $8.00, Expiration 02/19/11	81,600

		121,000

	Total Purchased Put Options (Cost $133,189)	121,000

Units
Warrants - 0.6%

HEALTHCARE - 0.6%

HEALTHCARE SERVICES - 0.6%
666,666	CNS Response, Inc., Expiration 01/22/11	146,667

	Total Warrants (Cost $107,320)	146,667

Total Investments - 97.5%		23,799,232

(Cost of $21,106,696)

Shares
$9,711,655 in cash was segregated or on deposit with the brokers to cover instruments sold short as of December 31, 2010 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (54.5)%

CONSUMER STAPLES - (0.9)%
20,000	GLG Life Tech Corp. (g)	(214,800)

HEALTHCARE - (48.9)%
Biotechnology - (4.4)%
14,119	Acorda Therapeutics, Inc. (g)	(384,884)
239	Amgen, Inc. (g)	(13,121)
30,707	Protalix BioTherapeutics, Inc. (g)	(306,456)
11,000	Regeneron Pharmaceuticals, Inc. (g)	(361,130)

		(1,065,591)

Healthcare Distributors - (3.8)%
3,160	Henry Schein, Inc. (g)	(193,992)
6,141	MWI Veterinary Supply, Inc. (g)	(387,804)
15,000	PSS World Medical, Inc. (g)	(339,000)

		(920,796)

Healthcare Equipment - (12.9)%
9,280	Becton, Dickinson and Co.	(784,346)
20,831	Invacare Corp.	(628,263)
10,779	Sirona Dental Systems, Inc. (g)	(450,347)
10,000	Varian Medical Systems, Inc. (g)	(692,800)
10,981	Zimmer Holdings, Inc. (g)	(589,460)

		(3,145,216)

Healthcare Services - (5.6)%
10,000	Accretive Health, Inc. (g)	(162,500)
10,000	Almost Family, Inc. (g)	(384,200)
6,000	Laboratory Corporation of America Holdings (g)	(527,520)
4,732	Medco Health Solutions, Inc. (g)	(289,929)

		(1,364,149)

Healthcare Supplies - (4.5)%
7,510	Alimera Sciences, Inc. (g)	(77,954)
7,447	Haemonetics Corp. (g)	(470,501)
13,388	West Pharmaceutical Services, Inc.	(551,586)

		(1,100,041)

Life Sciences Tools & Services - (0.6)%
5,154	Pharmaceutical Product Development, Inc.	(139,880)

Managed Healthcare - (1.9)%
13,000	CIGNA Corp.	(476,580)

Pharmaceuticals - (15.2)%
8,868	Auxilium Pharmaceuticals, Inc. (g)	(187,115)
13,442	Bristol-Myers Squibb Co.	(355,944)
13,388	Eisai Co., Ltd.	(485,305)
14,000	Johnson & Johnson	(865,900)
19,495	Merck & Co., Inc.	(702,600)
10,000	Novartis AG, ADR	(589,500)
10,197	Teva Pharmaceutical Industries, Ltd., SP ADR	(531,570)

		(3,717,934)

		(11,930,187)

OTHER - (4.7)%
24,000	ProShares Ultra S&P 500	(1,153,200)

	Total Investments sold short (Proceeds $12,462,334)	(13,298,187)

Other Assets & Liabilities, Net - 57.0%		13,901,601

Net Assets - 100.0%		24,402,646

Contracts
Written Call Options - (0.0)%

HEALTHCARE - (0.0)%

Biotechnology - (0.0)%
73	Raptor Pharmaceutical Corp., Strike Price $7.50, Expiration 02/19/11	(1,095)

	Total Written Call Options (Proceeds $1,583)	(1,095)

8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2010	Highland Long/Short Healthcare Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2010 Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or part of this security is pledged as collateral for short sales.

(c)	Non-income producing security.

(d)	Securities (or a portion of securites) on loan. As of December 31, 2010, the market value of securities loaned was 1,281,386. The loaned securities were secured with cash collateral of $1,364,946.

(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $2,093,429, or 8.6% of net assets, were valued under fair value procedures as of December 31, 2010.

(f)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $2,093,429, or 8.6% of net assets, were affiliated with the Fund as of December 31, 2010.

(g)	No dividend payable on security sold short.
Transactions in written options for the period ended December 31, 2010 were as follows:

	Number of
	Contracts	Premium

Outstanding, June 30, 2010	—	$—
Call Options Written	1,370	115,750
Call Options Closed	(1,297)	(114,167)
Put Options Written	56	8.847
Put Options Expired	(56)	(8,847)

Outstanding, December 31, 2010	73	$1,583

ETF SP ADR	Exchange Traded Fund Sponsored American Depositary Receipt
See accompanying Notes to Financial Statements. | 9

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2010 (unaudited)	Highland Funds I

	Highland	Highland
	Long/Short	Long/Short
	Equity	Healthcare
	Fund	Fund
	($)	($)
Assets:
Unaffiliated investments, at value (cost $241,396,412 and $20,038,620, respectively)	257,604,622	21,705,803
Affiliated investments, at value (cost $0 and $1,068,076, respectively)	—	2,093,429

Total investments, at value (cost $241,396,412 and $21,106,696, respectively)	257,604,622	23,799,232
Cash	77,942,083	909,512
Restricted cash (Note 2)	154,273,137	9,711,655
Cash held as collateral for securities on loan (Note 7)	43,656,684	1,364,946
Receivable for:
Investments sold	33,914,595	3,779,849
Dividend and interest	168,288	22,656
Fund shares sold	3,191,151	211,272
Prepaid expenses	73,632	1,974
Other assets	62,208	14,190

Total assets	570,886,400	39,815,286

Liabilities:
Securities sold short, at value (proceeds $116,176,168 and $12,462,334, respectively) (Note 2 and 11)	118,940,104	13,298,187
Outstanding options written, at value (premiums received $95,600 and $1,583, respectively) (Note 2 and 11)	88,500	1,095
Payables for:
Upon receipt of securities loaned (Note 7)	43,656,684	1,364,946
Investments purchased	39,898,576	682,185
Fund shares redeemed	1,312,314	13,558
Accrued dividends on securities sold short	105,482	7,408
Investment advisory fees (Note 4)	303,921	—
Administration fees (Note 4)	60,785	197
Trustees’ fees (Note 4)	28,149	805
Distribution and service fees (Note 4)	138,773	5,220
Accounting service fee	13,257	9,776
Audit fees	7,604	8,575
Legal fees	—	3,566
Registration fees	—	16,348
Accrued expenses and other liabilities	6,185	774

Total liabilities	204,560,334	15,412,640

Net Assets	366,326,066	24,402,646

Composition of Net Assets:
Par value (Note 1)	32,824	2,033
Paid-in capital	351,109,997	22,423,663
Accumulated net investment loss	(3,217,114)	(141,870)
Accumulated net realized gain/(loss) from investments, short positions, purchased options, written options and foreign currency transactions	4,948,985	261,649
Net unrealized appreciation/(depreciation) on investments, short positions, purchased options, written options and translation of assets and liabilities denominated in foreign currency	13,451,374	1,857,171

Net Assets	366,326,066	24,402,646

10 | See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2010 (unaudited)	Highland Funds I

	Highland	Highland
	Long/Short	Long/Short
	Equity	Healthcare
	Fund	Fund
	($)	($)
Class A
Net assets	258,611,210	11,864,025
Shares outstanding (unlimited authorization)	23,097,336	990,350
Net asset value per share (Net assets/shares outstanding)	11.20 (a)	11.98 (a)
Maximum offering price per share (100 / 94.50 of $11.20 and $11.98, respectively)	11.85 (b)	12.68 (b)

Class C
Net assets	74,023,882	2,434,171
Shares outstanding (unlimited authorization)	6,755,561	206,299
Net asset value and offering price per share (Net assets/shares outstanding)	10.96 (a)	11.80 (a)

Class Z
Net assets	33,690,974	10,104,450
Shares outstanding (unlimited authorization)	2,971,034	836,552
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	11.34	12.08

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge (“CDSC”).

(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.
See accompanying Notes to Financial Statements. | 11

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Funds I

	Highland	Highland
	Long/Short	Long/Short
	Equity	Healthcare
	Fund	Fund
	($)	($)
Investment Income:
Interest from unaffiliated issuers	95,067	20,561
Dividends from unaffiliated issuers (net of foreign withholding tax of $3,749 and $0, respectively)	978,010	114,666
Securities lending income (Note 7)	208,622	23,274

Total investment income	1,281,699	158,501

Expenses:
Investment advisory fees (Note 4)	3,528,360	43,202
Sub-advisory fees	—	43,202
Administration fees (Note 4)	313,632	17,281
Fund accounting fees (Note 4)	108,876	44,578
Distribution fees: (Note 4)
Class A	116,867	3,778
Class C	253,571	4,140
Service fees: (Note 4)
Class A	292,167	9,445
Class C	84,524	1,380
Transfer agent fees	118,737	554
Audit fees	60,748	8,003
Legal fees	136,000	19,854
Trustees’ fees (Note 4)	51,093	1,645
Custodian fees	68,833	7,402
Registration fees	48,311	25,565
Insurance expense	40,383	1,315
Reports to shareholders	58,074	6,346
Other	5,693	1,439

Total operating expenses	5,285,869	239,129

Fees and expenses waived by Investment Adviser (Note 4)	(1,960,200)	(43,202)
Fees and expenses waived by Sub-Adviser	—	(43,202)
Fees and expenses waived by Administrator (Note 4)	—	(16,417)

Net operating expenses	3,325,669	136,308

Dividends and fees on short sales (Note 2)	1,173,144	65,258

Net expenses	4,498,813	201,566

Net investment loss	(3,217,114)	(43,065)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	26,941,715	1,341,086
Net realized gain/(loss) on short positions (Note 2)	(19,274,083)	(260,377)
Net realized gain/(loss) on purchased options (Note 2)	(440,950)	(183,906)
Net realized gain/(loss) on written options (Note 2)	397,917	(72,234)
Net realized gain/(loss) on foreign currency transactions	117,962	—
Net change in unrealized appreciation/(depreciation) on investments	25,973,785	2,286,429
Net change in unrealized appreciation/(depreciation) on short positions (Note 2)	(8,716,422)	(1,049,510)
Net change in unrealized appreciation/(depreciation) on purchased options (Note 2)	(96,625)	(96,093)
Net change in unrealized appreciation/(depreciation) on written options (Note 2)	(100,614)	488
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(272,199)	—

Net realized and unrealized gain/(loss) on investments	24,530,486	1,965,883

Net increase in net assets from operations	21,313,372	1,922,818

12 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

	Highland Long/Short Equity Fund
	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Increase/(Decrease) in Net Assets:
From Operations
Net investment loss	(3,217,114)	(3,435,761)	(892,749)
Net realized gain/(loss) on investments, short positions, purchased options, written options and foreign currency transactions	7,742,561	12,828,788	(2,747,839)
Net change in unrealized appreciation/(depreciation) on investments, short positions, purchased options, written options and translations of assets and liabilities denominated in foreign currency	16,787,925	(7,796,172)	4,881,665

Net increase in net assets from operations	21,313,372	1,596,855	1,241,077

Distributions Declared to Shareholders

From net investment income:
Class A	—	—	(12,466)
Class C	—	—	(5,078)
Class Z	—	—	(14)

Total distributions from net investment income	—	—	(17,558)

From capital gains:
Class A	(5,117,077)	(1,085,013)	—
Class C	(1,514,230)	(313,707)	—
Class Z	(568,774)	(11,918)	—

Total distributions from capital gains	(7,200,081)	(1,410,638)	—

Total distributions declared to shareholders	(7,200,081)	(1,410,638)	(17,558)

Share Transactions

Class A
Subscriptions	88,915,802	194,984,814	53,692,474
Distributions reinvested	2,889,799	545,041	9,760
Redemptions (Note 5)	(51,216,097)	(44,564,830)	(16,287,843)

Net increase	40,589,504	150,965,025	37,414,391

Class C
Subscriptions	17,199,313	43,519,795	14,721,084
Distributions reinvested	955,893	172,728	3,222
Redemptions (Note 5)	(6,445,048)	(4,071,828)	(2,826,476)

Net increase	11,710,158	39,620,695	11,897,830

Class Z
Subscriptions	30,355,203	7,965,556	1,015,379
Distributions reinvested	442,012	3,563	14
Redemptions (Note 5)	(1,323,340)	(5,225,346)	(5,685,506)

Net increase/(decrease)	29,473,875	2,743,773	(4,670,113)

Net increase from share transactions	81,773,537	193,329,493	44,642,108

Total increase in net assets	95,886,828	193,515,710	45,865,627

Net Assets
Beginning of period	270,439,238	76,923,528	31,057,901

End of period	$366,326,066	$270,439,238	$76,923,528

Accumulated net investment income/(loss)	$(3,217,114)	$—	$3,371

See accompanying Notes to Financial Statements. | 13

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Funds I

	Highland Long/Short Equity Fund
	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Changes in Shares

Class A
Subscriptions	8,139,473	18,088,526	5,421,752
Issued for distributions reinvested	258,711	49,147	1,056
Redemptions	(4,706,597)	(4,166,677)	(1,674,080)

Net increase	3,691,587	13,970,996	3,748,728

Class C
Subscriptions	1,609,450	4,112,100	1,505,998
Issued for distributions reinvested	87,456	15,818	352
Redemptions	(599,503)	(385,744)	(293,289)

Net increase	1,097,403	3,742,174	1,213,061

Class Z
Subscriptions	2,696,212	736,454	101,238
Issued for distributions reinvested	39,082	318	2
Redemptions	(118,357)	(475,870)	(579,364)

Net increase/(decrease)	2,616,937	260,902	(478,124)
14 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

	Highland Long/Short Healthcare Fund
	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Increase/(Decrease) in Net Assets:
From Operations
Net investment loss	(43,065)	(226,702)	(312,572)
Net realized gain/(loss) on investments, short positions, purchased options, written options and foreign currency transactions	824,569	334,984	(178,478)
Net change in unrealized appreciation/(depreciation) on investments, short positions, purchased options, written options and translations of assets and liabilities denominated in foreign currency	1,141,314	333,723	286,962

Net increase/(decrease) in net assets from operations	1,922,818	442,005	(204,088)

Distributions Declared to Shareholders

From net investment income:
Class Z	—	—	(1,273)

Total distributions from net investment income	—	—	(1,273)

From capital gains:
Class A	(328,719)	—	(5,741)
Class C	(64,975)	—	(5,949)
Class Z	(286,608)	—	(60,536)

Total distributions from capital gains	(680,302)	—	(72,226)

Total distributions declared to shareholders	(680,302)	—	(73,499)

Share Transactions

Class A
Subscriptions	9,262,764	1,883,453	27,691
Distributions reinvested	194,953	—	5,741
Redemptions (Note 5)	(173,320)	(1,085)	(17,457)

Net increase	9,284,397	1,882,368	15,975

Class C
Subscriptions	2,036,767	166,700	23,700
Distributions reinvested	43,021	—	5,949
Redemptions (Note 5)	(79,043)	—	(27,826)

Net increase	2,000,745	166,700	1,823

Class Z
Subscriptions	1,809,577	5,523,328	13,294
Distributions reinvested	84,660	—	61,809
Redemptions (Note 5)	(5,142)	—	(5,097,931)

Net increase/(decrease)	1,889,095	5,523,328	(5,022,828)

Net increase/(decrease) from share transactions	13,174,237	7,572,396	(5,005,030)

Total increase/(decrease) in net assets	14,416,753	8,014,401	(5,282,617)

Net Assets
Beginning of period	9,985,893	1,971,492	7,254,109

End of period	24,402,646	9,985,893	1,971,492

Accumulated net investment income/(loss)	(141,870)	(98,805)	(99,045)

See accompanying Notes to Financial Statements. | 15

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

	Highland Long/Short Healthcare Fund
	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Changes in Shares

Class A
Subscriptions	806,014	166,281	2,486
Issued for distributions reinvested	16,777	—	520
Redemptions	(14,917)	(101)	(1,710)

Net increase	807,874	166,180	1,296

Class C
Subscriptions	178,629	15,119	2,114
Issued for distributions reinvested	3,757	—	541
Redemptions	(6,689)	—	(2,673)

Net increase/(decrease)	175,697	15,119	(18)

Class Z
Subscriptions	154,529	498,580	1,177
Issued for distributions reinvested	7,224	—	5,584
Redemptions	(463)	—	(503,178)

Net increase/(decrease)	161,290	498,580	(496,417)
16 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Long/Short Equity Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(3,217,114)

Adjustments to Reconcile Net Investment Loss to Net Cash used in Operating Activities
Purchases of investments securities	(694,082,982)
Proceeds from disposition of investment securities	672,313,586
Purchases of securities sold short	(532,553,785)
Proceeds from securities sold short	534,880,970
Purchases of written options	1,037,327
Proceeds from written options	(794,824)
Purchased options, net	(1,086,228)
Increase in restricted cash	(17,693,214)
Increase in cash held as collateral for securities on loan	(43,656,684)
Decrease in dividends and interest receivable	42,701
Decrease in payable upon receipt of securities loaned	43,656,684
Increase in prepaid expenses	(71,668)
Increase in other assets	(62,208)
Increase in payable for dividends	65,192
Increase in payables to related parties	112,721
Decrease in due to broker	(2,717,895)
Decrease in other liabilities	(109,375)

Net cash flow used in operating activities	(43,936,796)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	140,203,757
Payment of shares redeemed	(60,054,238)
Distributions from capital gains	(7,200,081)
Effect of exchange rate changes on cash	(154,237)

Net cash flow provided by financing activities	72,795,201

Net increase in cash	28,858,405

Cash
Beginning of the period	49,083,678

End of the period	77,942,083

See accompanying Notes to Financial Statements. | 17

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Long/Short Healthcare Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(43,065)

Adjustments to Reconcile Net Investment Loss to Net Cash used in Operating Activities
Purchases of investments securities	(108,900,760)
Proceeds from disposition of investment securities	94,112,607
Purchases of securities sold short	(30,290,645)
Proceeds from securities sold short	39,050,236
Purchases of written options	(195,249)
Proceeds from written options	124,598
Purchased options, net	(608,044)
Increase in restricted cash	(6,748,035)
Increase in cash held as collateral for securities on loan	(1,364,946)
Increase in dividends, interest and fees receivable	(21,665)
Increase in prepaid expenses	(1,902)
Increase in other assets	(6,449)
Net amortization of premium/(discount)	14,742
Increase in payable for dividends on short positions	7,301
Decrease in payable upon receipt of securities loaned	1,364,946
Increase in payables to related parties	279
Increase in other liabilities	615

Net cash flow used in operating activities	(13,505,436)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	13,311,667
Payment of shares redeemed	(243,947)
Distributions from capital gains	(680,302)

Net cash flow provided by financing activities	12,387,418

Net decrease in cash	(1,118,018)

Cash
Beginning of the period	2,027,530

End of the period	909,512

18 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the
	Ended		Ten Months		For the		For the		For the
	12/31/10		Ended		Year Ended		Year Ended		Period Ended
	(unaudited)		06/30/10		08/31/09		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.68		$10.37		$10.50		$10.92		$10.00

Income from Investment Operations:
Net investment loss	(0.11	)(b)	(0.19	)(b)	(0.23	)(b)	(0.04	)(b)	(0.01)
Redemption fees added to paid-in capital	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(d)	—	(c)
Net realized and unrealized gain	0.86	(b)	0.59	(b)	0.10	(b)	0.04	(b)	0.93

Total from investment operations	0.75		0.41		(0.12)		—		0.92

Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.01)		(0.04)		—
From net realized gains	(0.23)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.23)		(0.10)		(0.01)		(0.42)		—

Net Asset Value, End of Period	$11.20		$10.68		$10.37		$10.50		$10.92
Total return(d)	7.02	%(e)	3.90	%(e)	(1.16)%		0.01%		9.20	%(e)

Ratios to Average Net Assets(f)/ Supplemental Data:
Net assets, end of period (in 000’s)	$258,611		$207,323		$56,364		$17,711		$16,757
Total operating expenses excluding interest expense	3.24%		3.49%		4.35%		4.33%		5.25%
Interest expense	—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(f)	1.99%		2.24%		2.50%		2.48%		2.95%
Dividends for short positions	0.75%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	2.74%		2.94%		3.09%		2.82%		2.96%
Net investment loss	(1.93)%		(2.10)%		(2.30)%		(0.36)%		(0.41)%
Portfolio turnover rate	340	%(e)	496	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class A commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 19

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the
	Ended		Ten Months		For the		For the		For the
	12/31/10		Ended		Year Ended		Year Ended		Period Ended
	(unaudited)		06/30/10		08/31/09		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.48		$10.22		$10.42		$10.90		$10.00

Income from Investment Operations:
Net investment loss	(0.14	)(b)	(0.24	)(b)	(0.29	)(b)	(0.11	)(b)	(0.03)
Redemption fees added to paid-in capital	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	0.85	(b)	0.59	(b)	0.09	(b)	0.03	(b)	0.93

Total from investment operations	0.71		0.36		(0.19)		(0.08)		0.90

Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.01)		(0.02)		—
From net realized gains	(0.23)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.23)		(0.10)		(0.01)		(0.40)		—

Net Asset Value, End of Period	$10.96		$10.48		$10.22		$10.42		$10.90
Total return(d)	6.77	%(e)	3.46	%(e)	(1.84)%		(0.74)%		9.00	%(e)

Ratios to Average Net Assets(f)/ Supplemental Data:
Net assets, end of period (in 000’s)	$74,024		$59,290		$19,585		$7,324		$5,109
Total operating expenses excluding interest expense	3.89%		4.14%		5.00%		4.98%		5.90%
Interest expense	—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	2.64%		2.89%		3.15%		3.13%		3.60%
Dividends for short positions	0.75%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	3.39%		3.59%		3.74%		3.47%		3.61%
Net investment loss	(2.58)%		(2.75)%		(2.95)%		(1.01)%		(1.06)%
Portfolio turnover rate	340	%(e)	496	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class C commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement.
20 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the
	Ended		Ten Months		For the		For the		For the
	12/31/10		Ended		Year Ended		Year Ended		Period Ended
	(unaudited)		06/30/10		08/31/09		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.81		$10.46		$10.54		$10.94		$10.00

Income from Investment Operations:
Net investment loss	(0.09	)(b)	(0.16	)(b)	(0.20	)(b)	—	(b)(c)	—	(c)
Redemption fees added to paid-in capital	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)	—	(c)
Net realized and unrealized gain	0.85	(b)	0.60	(b)	0.12	(b)	0.04	(b)	0.94

Total from investment operations	0.76		0.45		(0.07)		0.04		0.94

Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.01)		(0.06)		—
From net realized gains	(0.23)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.23)		(0.10)		(0.01)		(0.44)		—

Net Asset Value, End of Period	$11.34		$10.81		$10.46		$10.54		$10.94
Total return(d)	7.03	%(e)	4.25	%(e)	(0.68)%		0.31%		9.40	%(e)

Ratios to Average Net Assets(f)/ Supplemental Data:
Net assets, end of period (in 000’s)	$33,691		$3,827		$975		$6,023		$7,837
Total operating expenses excluding interest expense	2.89%		3.14%		4.00%		3.98%		4.90%
Interest expense	—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	1.64%		1.89%		2.15%		2.13%		2.60%
Dividends for short positions	0.75%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	2.39%		2.59%		2.74%		2.47%		2.61%
Net investment loss	(1.58)%		(1.75)%		(1.95)%		(0.01)%		(0.06)%
Portfolio turnover rate	340	%(e)	496	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class Z commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 21

FINANCIAL HIGHLIGHTS
Highland Long/Short Healthcare Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the
	Ended		Ten Months		For the		For the
	12/31/10		Ended		Year Ended		Period Ended
	(unaudited)		06/30/10		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$11.19		$9.42		$10.30		$10.00

Income from Investment Operations:
Net investment loss	(0.04	)(b)	(0.51	)(b)	(1.37	)(b)	(0.03)
Redemption fees added to paid-in-capital	—	(b)(c)	—		0.02	(b)	—
Net realized and unrealized gain	1.18	(b)	2.28	(b)	0.82	(b)	0.33

Total from investment operations	1.14		1.77		(0.53)		0.30

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—
From net realized gains	(0.35)		—		(0.35)		—

Total distributions declared to shareholders	(0.35)		—		(0.35)		—

Net Asset Value, End of Period	$11.98		$11.19		$9.42		$10.30
Total return(d)	10.06	%(e)	18.79	%(e)	(5.61)%		3.00	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$11,864		$2,042		$154		$155
Total operating expenses	2.90%		6.83%		15.35%		6.85%
Waiver/reimbursement	(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	1.71%		5.92%		13.73%		2.35%
Dividends for short positions	0.76%		0.03%		—		—
Net expenses(g)	2.47%		5.95%		13.73%		2.35%
Net investment loss	(0.63)%		(5.69)%		(13.29)%		(1.00)%
Portfolio turnover rate	638	%(e)	262	%(e)	23%		36	%(e)

(a)	Highland Long/Short Healthcare Fund, Class A commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement.
22 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Long/Short Healthcare Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the
	Ended		Ten Months		For the		For the
	12/31/10		Ended		Year Ended		Period Ended
	(unaudited)		06/30/10		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$11.04		$9.33		$10.28		$10.00

Income from Investment Operations:
Net investment loss	(0.07	)(b)	(0.55	)(b)	(1.43	)(b)	(0.05)
Redemption fees added to paid-in-capital	—	(b)(c)	—		0.02	(b)	—
Net realized and unrealized gain	1.18	(b)	2.26	(b)	0.81	(b)	0.33

Total from investment operations	1.11		1.71		(0.60)		0.28

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—
From net realized gains	(0.35)		—		(0.35)		—

Total distributions declared to shareholders	(0.35)		—		(0.35)		—

Net Asset Value, End of Period	$11.80		$11.04		$9.33		$10.28
Total return(d)	10.17	%(e)	18.33	%(e)	(6.32)%		2.80	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$2,434		$338		$145		$159
Total operating expenses	3.55%		7.48%		16.00%		7.50%
Waiver/reimbursement	(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	2.36%		6.57%		14.38%		3.00%
Dividends for short positions	0.76%		0.03%		—		—
Net expenses(g)	3.12%		6.60%		14.38%		3.00%
Net investment loss	(1.28)%		(6.34)%		(13.94)%		(1.65)%
Portfolio turnover rate	638	%(e)	262	%(e)	23%		36	%(e)

(a)	Highland Long/Short Healthcare Fund, Class C commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 23

FINANCIAL HIGHLIGHTS
Highland Long/Short Healthcare Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the
	Ended		Ten Months		For the		For the
	12/31/10		Ended		Year Ended		Period Ended
	(unaudited)		06/30/10		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$11.26		$9.47		$10.31		$10.00

Income from Investment Operations:
Net investment loss	(0.02	)(b)	(0.49	)(b)	(1.34	)(b)	(0.02)
Redemption fees added to paid-in-capital	—	(b)(c)	—		0.02	(b)	—
Net realized and unrealized gain	1.19	(b)	2.28	(b)	0.84	(b)	0.33

Total from investment operations	1.17		1.79		(0.48)		0.31

Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.01)		—
From net realized gains	(0.35)		—		(0.35)		—

Total distributions declared to shareholders	(0.35)		—		(0.36)		—

Net Asset Value, End of Period	$12.08		$11.26		$9.47		$10.31
Total return(d)	9.93	%(e)	18.90	%(e)	(5.15)%		3.10	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$10,104		$7,606		$1,673		$6,940
Total operating expenses	2.55%		6.48%		15.00%		6.50%
Waiver/reimbursement	(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	1.36%		5.57%		13.38%		2.00%
Dividends for short positions	0.76%		0.03%		—		—
Net expenses(g)	2.12%		5.60%		13.38%		2.00%
Net investment loss	(0.28)%		(5.34)%		(12.94)%		(0.65)%
Portfolio turnover rate	638	%(e)	262	%(e)	23%		36	%(e)

(a)	Highland Long/Short Healthcare Fund, Class Z commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement.
24 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2010	Highland Funds I
Note 1. Organization
Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (the “Long/Short Equity Fund”) and Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”) (individually a “Fund” and, collectively, the “Funds”). On March 22, 2010 the Board of Trustees of the Trust (the “Board” or “Trustees”) approved a change in the fiscal year end of Long/Short Equity Funds and Long/Short Healthcare Fund from August 31 to June 30.
The Long/Short Healthcare Fund was temporarily closed to new investments effective March 27, 2009, but was reopened to new investments effective December 7, 2009.
Investment Objectives
The investment objectives of the Funds are as follows:
Long/Short Equity Fund. To seek consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Long/Short Healthcare Fund. To seek long-term capital appreciation.
Fund Shares
Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (individually a “Share” and collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C may be subject to a contingent deferred sales charge. Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.
At December 31, 2010, Highland Capital Management L.P. (the “Investment Adviser”) owned 0.06% and 30.1%, of the total shares outstanding of the Long/Short Equity Fund and Long/Short Healthcare Fund, respectively.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
In computing each Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service.
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Trustees or their designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Semi-Annual Report | 25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect each Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of December 31, 2010, the Funds’ investments consisted of senior loans, common stock, preferred stock, options and warrants. The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Funds’ common stocks, preferred stocks, options and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Funds will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of December 31, 2010 is as follows:

			Level 2
			Other	Level 3
	Total Market	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	December 31, 2010	Prices	Inputs	Inputs
Long/Short Equity Fund
Investments in Securities*	$257,340,247	$257,340,247	$—	$—

Total Investments in Securities	$257,340,247	$257,340,247	$—	$—

Purchased Options by Risk Category Equity Contracts	$264,375	$264,375	$—	$—

26 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I

			Level 2
			Other	Level 3
	Total Market	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	December 31, 2010	Prices	Inputs	Inputs
Long/Short Equity Fund
Written Options by Risk Category Equity Contracts	$(88,500)	$(88,500)	$—	$—

Short Sales*	$(118,940,104)	$(118,940,104)	$—	$—

Long/Short Healthcare Fund
US Senior Loans	$400,000	$—	$—	$400,000
Common Stocks
Consumer Staples	$660,387	$660,387	$—	$—
Financial	$741,968	$741,968	$—	$—
Healthcare
Biotechnology	$3,989,655	$3,989,655	$—	$—
Healthcare Distributors	$1,564,738	$1,564,738	$—	$—
Healthcare Equipment	$5,402,760	$3,309,331	$—	$2,093,429
Healthcare Facilities	$1,208,324	$1,208,324	$—	$—
Healthcare Services	$1,486,224	$1,486,224	$—	$—
Healthcare Supplies	$111,921	$111,921	$—	$—
Healthcare Technology	$1,392,089	$1,392,089	$—	$—
Life Sciences Tools & Services	$2,983,137	$2,983,137	$—	$—
Pharmaceuticals	$2,262,745	$2,262,745	$—	$—
Industrials	$485,289	$485,289	$—	$—
Other	$713,930	$713,930	$—	$—

Purchased Options by Risk Category Equity Contracts	$249,398	$249,398	$—	$—

Warrants by Risk Category Equity Contracts	$146,667	$—	$—	$146,667

Written Options by Risk Category Equity Contracts	$(1,095)	$(1,095)	$—	$—

Short Sales*	$(13,298,187)	$(13,298,187)	$—	$—

*	Please refer to the Investment Portfolio for industry breakout.
The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2010. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2010 or December 31, 2010.
The net unrealized gains presented in the table above relate to investments that were held as of December 31, 2010. The Fund presents these unrealized gains on the Statement of Operations as net change in unrealized appreciation/ (depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

Long/Short
Healthcare Fund
Assets at Fair
Value using
unobservable	Warrants	US	Portfolio
inputs (Level 3)	Debt	Senior Loans	Investments
Balance as of June 30, 2010	$—	$—	$1,890,495
Transfers in/ (out) of Level 3	—	—	—
Net purchases (sales)	107,320	307,422	—
Net amortization/(accretion) of premium/(discount)	—	—	—
Net realized gains/(losses)	—	—	—
Net unrealized gains/(losses)	39,347	92,578	1,025,353
Net purchases and sales	—	—	—

Balance as of December 31, 2010	$146,667	$400,000	$2,915,848

Semi-Annual Report | 27

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I
Security Transactions
Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.
Cash and Cash Equivalents
The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U. S. dollars on the date of the statement of assets and liabilities. At December 31, 2010, the Funds did not have any cash or cash equivalents denominated in foreign currencies.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Funds’ Statements of Assets and Liabilities. Restricted cash in the amount of $112,773,137 and $9,711,655 is held with the prime broker and for the Long/Short Equity Fund and the Long/Short Healthcare Fund, respectively. Restricted cash in the amount of $41,500,000 for the Long/Short Equity Fund is held in the Fund’s segregated account at PFPC Trust Company, the Fund’s custodian. Additionally, securities valued at $8,225,280 and $14,395,227 were posted in the Long Short Equity Fund and the Long/ Short Healthcare Fund’s segregated accounts as collateral.
Options
The Funds may utilize options on securities or indexes as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option, or both.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain, on the expiration date equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss, on the expiration date equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.
The Funds have written calls to provide leveraged short exposure to the underlying equity, which is consistent with the investment strategy of each Fund. Additionally, the Funds have purchased options to provide leveraged long exposure to the underlying equity.
Financial Instruments
The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.
The fair value of derivative instruments on the Statement of Assets and Liabilities and whose primary underlying risk exposure is equity price risk as of December 31, 2010 was as follows:

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives
Long/Short Equity Fund
Options	$264,375	$88,500
Long/Short Healthcare Fund
Options	$249,398	$(1,095)
Warrants	$146,667	$—
The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended December 31, 2010 was as follows:

		Net
	Net	Change in Unrealized
	Realized Gain (Loss)	Appreciation/(Depreciation)
Derivative	on Derivatives(1)	on Derivatives(2)
Long/Short Equity Fund
Purchased Options	$(440,950)	$(96,625)
Written Options	397,917	(100,614)
Long/Short Healthcare Fund
Purchased Options	$(183,906)	$(96,093)
Written Options	$(72,234)	$488
28 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I
(1)	Statement of Operations location: Net realized gain/(loss) on written options, and purchased options.

(2)	Statement of Operations location: Net change in unrealized appreciation/ (depreciation) on written options, investments and purchased options.
For the period ended December 31 30, 2010, the Funds’ average volume of derivatives is as follows:

		Purchased	Written
	Warrants	Options	Options
Fund	(Units)	(Contracts)	(Contracts)
Long/Short Equity Fund	—	8,250	900
Long/Short Healthcare Fund	666,666	1,857	73
Income Recognition
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
The Funds intend to pay distributions from net investment income, if any, on an annual basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, but does not include cash posted as collateral in the segregated account or with prime brokers.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the periods ended June 30, 2010 and August 31, 2009 the Funds’ last two fiscal year ends were as follows:

	Distributions paid from:
	Ordinary	Long-Term	Distributions
Fund	Income*	Capital Gains	in Excess
Long/Short Equity Fund
2010	$1,326,019	$84,619	$—
2009	—	—	17,558

Long/Short Healthcare Fund
2010	—	—	—
2009	73,499	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
As of June 30, 2010, the funds’ tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated			Net
	Capital and	Undistributed	Undistributed	Unrealized
	Other	Ordinary	Long-Term	Appreciation/
Fund	Losses	Income	Capital Gains	(Depreciation)*
Long/Short Equity Fund	$(537,833)	$9,891,811	$—	$(8,264,209)
Long/Short Healthcare Fund	—	—	194,575	638,664

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale adjustments.
Semi-Annual Report | 29

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I
Unrealized appreciation and depreciation at December 31, 2010, based on cost of investments for U.S. federal income tax purposes was:

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)*	Cost
Long/Short Equity Fund	$18,250,299	$(2,042,089)	$16,208,210	$241,396,412
Long/Short Healthcare Fund	2,884,359	(191,823)	2,692,536	21,106,696

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale adjustments.
Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees
Investment Advisory Fees and Subadvisory Fees
The Investment Adviser receives from the Funds monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25% for the Long/Short Equity Fund and 1.00% for the Long/Short Healthcare Fund.
The Long/Short Healthcare Fund along with the Investment Adviser have entered into a sub-advisory agreement with Cummings Bay Capital Management, L.P.. The Fund pays sub-advisory fees to Cummings Bay Capital Management, L.P. at an annual rate of 0.50% of the Average Daily Managed Assets of the Fund.
“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
Administration Fees
The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s average daily managed net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Inc. US (“BNY Mellon”). The Investment Adviser pays BNY Mellon directly for these sub-administration services.
Service and Distribution Fees
BNY Mellon Distributors Inc. (the “Underwriter”) serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the period ended December 31, 2010, the Underwriter received $45,528 of front-end sales charges and $20,937 of CDSC for Class A Shares of the Long/Short Equity Fund. Class C Shares of the Long/Short Equity Fund and Class A and Class C Shares of the Long/Short Healthcare Fund incurred no front-end sales charge or CDSC for the period ended December 31, 2010.
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C Shares of the Funds. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets attributable to Class C Shares of each Fund.
Expense Limits and Fee Reimbursements
For the Long/Short Equity Fund, the Investment Adviser voluntarily has agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. The waiver may be terminated at any time by the Investment Advisor upon fourteen days written notice to shareholders.
For the Long/Short Healthcare Fund, the Investment Adviser voluntarily has agreed to waive all of its advisory fee and 0.19% of its administration fee. The waiver may be terminated at any time upon seven days’ written notice to investors.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the time period covered by this report.
The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.
Note 5. Redemption Fees
The Funds impose a 2.00% redemption fee on all Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after date of purchase. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the period ended December 31, 2010, the Funds had collected the following redemption fees:

	Redemption Fee Amount
Fund	Class A	Class C	Class Z
Long/Short Equity Fund	$35,391	$10,426	$1,375
Healthcare Fund	144	28	217
30 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I
Note 6. Portfolio Information
For the period ended December 31, 2010, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases		Sales
	U.S.		U.S.
Fund	Government*	Other	Government*	Other
Long/Short Equity Fund	$—	$717,186,664	$—	$694,170,777
Healthcare Fund	—	109,273,179	—	97,441,385

*	The Funds did not have any purchases or sales of U.S. Government Securities for the period ended December 31, 2010.
Note 7. Securities Lending
Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As December 31, 2010, the market value of securities loaned by the Long/Short Equity Fund and the Long/Short Healthcare Fund was $42,043,418 and $1,281,386, respectively. The loaned securities on the Long/Short Equity Fund and the Long/Short Healthcare Fund were secured by cash collateral of $43,656,684 and $1,364,946 which was invested in the PNC Bank Money Market Portfolio.
Note 8. Credit Agreement
On September 12, 2008, along with another fund in the Highland Fund Complex, the Funds entered into a $75,000,000 credit agreement with the Bank of Nova Scotia (the “Credit Agreement”) to be used for temporary or emergency purposes to facilitate portfolio liquidity. Each of the funds has access to the facility, but aggregate borrowings may not exceed $75,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the Prime Rate or .50% over the Federal Funds Effective Rate. In addition, the Funds have agreed to pay commitment fee expenses of .20% on the undrawn amounts, which are included in Other on the Statement of Operations.
Effective September 12, 2009, the Credit Agreement matured and was not renewed.
Note 9. Affiliated Issuers
Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of it’s outstanding voting securities. The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following company during the period ended December 31, 2010:

	Shares at	Market Value	Market Value
	December 31,	June 30,	December 31,
Issuer	2010	2010	2010
Genesys Ventures IA, L.P.	1,068,076	$1,890,495	$2,093,429

	1,068,076	$1,890,495	$2,093,429

Note 10. Indemnification
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Note 11. Disclosure of Significant Risks and Contingencies
Counterparty Credit Risk
Counterparty credit risk is the potential loss a Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss a Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because a Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, a Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Non-Diversification
Due to the nature of each Fund’s investment strategy and its non-diversified status, it is possible that a material amount of a Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of a Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.
Hedging Transactions
Each Fund may engage in “hedging”, the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio has not been
Semi-Annual Report | 31

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Funds I
hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.
Illiquid and Restricted Securities
Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.
Short Selling
Short sales by each Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows each Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Funds might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Options Risk
There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.
When a Fund writes a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.
When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.
Leverage
Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed monies, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed monies, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.
Non-U.S. Securities
Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
Industry Concentration
The Long/Short Healthcare Fund has a policy of investing primarily in securities issued by healthcare companies, which makes the Fund susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.
32 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2010	Highland Funds I
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.
Disclosure of Fund Expenses
As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period July 1, 2010 through December 31, 2010.
This table illustrates your Fund’s costs in two ways:
Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses	Actual
	Value	Value	Expense	Paid During	Returns
	07/01/10	12/31/10	Ratio	the Period(1)	for Period
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,070.20	2.74%	$14.30	7.02%
Class C	1,000.00	1,067.70	3.39%	17.67	6.77%
Class Z	1,000.00	1,070.30	2.39%	12.47	7.03%

Hypothetical 5% Return
Class A	$1,000.00	$1,011.21	2.74%	$13.66	5.00%
Class C	1,000.00	1,007.98	3.39%	16.88	5.00%
Class Z	1,000.00	1,012.94	2.39%	11.93	5.00%

Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$1,102.50	2.47%	$13.09	10.25%
Class C	1,000.00	1,101.10	3.12%	16.52	10.11%
Class Z	1,000.00	1,104.50	2.12%	11.25	10.45%

Hypothetical 5% Return
Class A	$1,000.00	$1,012.55	2.47%	$12.33	5.00%
Class C	1,000.00	1,009.32	3.12%	15.54	5.00%
Class Z	1,000.00	1,014.28	2.12%	10.59	5.00%

(1)	Expenses paid during the period are equal to the Fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.
Semi-Annual Report | 33

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2010	Highland Funds I
Approval of Investment Advisory Agreement
The Long/Short Equity Fund (for the purposes of this section, the “Fund”) has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
The Board of Trustees, including the Independent Trustees, approved the Advisory Agreement at a meeting held on December 9-10, 2010. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, received from the Investment Adviser written and oral information including: (i) information confirming the financial soundness of the Investment Adviser and on the general profitability of the Advisory Agreement; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) information showing how the Fund’s fees and expected operating expenses compare to those of (a) other registered and private investment funds that follow investment strategies and objectives similar to those of the Fund and having a similar asset size, and (b) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as performance of such vehicles and accounts; (v) information comparing the services provided to the Fund by the Investment Adviser versus those provided to the Investment Adviser’s other institutional and hedge fund clients; (vi) information regarding brokerage and portfolio transactions; and (vii) information on any legal proceedings or regulatory audits or investigations affecting the Fund, the Investment Adviser or its affiliates. The Trustees reviewed the detailed information provided by the Investment Adviser and other relevant information and factors with independent legal counsel.
The Trustees’ conclusion as to the continuation of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Fund are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Nature, Extent, and Quality of the Services Provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Trustees discussed relative performance and contrasted (i) the performance of the Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index and the S&P 500 Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund
The Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s Average Daily Managed Assets; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability to the Investment Adviser of the Fund as compared to the profitability of Highland Equity Focus Fund and Highland Select Equity Fund, each a private pooled investment vehicle managed by the Investment Adviser; (iv) a comparison of the fees
34 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2010	Highland Funds I
payable to the Investment Adviser under the Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund and (b) the Investment Adviser by Highland Equity Focus Fund and Highland Select Equity Fund. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Trustees considered the asset level of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure is reasonable and appropriate and, in view of the Fund’s net assets, the sharing of economies of scale is not particularly relevant.
Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Trustees, including all of the Independent Trustees, determined that the Advisory Agreement, including the advisory fee paid to the Investment Adviser under the Advisory Agreement, are fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2010, of the Advisory Agreement.
Semi-Annual Report | 35

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Subadviser
(for Highland Long/Short Healthcare Fund)
Cummings Bay Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860
Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
This report has been prepared for shareholders of Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.
The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.
36 | Semi-Annual Report

Highland Funds I	Semi-Annual Report, December 31, 2010

www.highlandfunds.com	HLC-HFI-SEMI-12/10

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 3/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 3/9/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/9/11

*	Print the name and title of each signing officer under his or her signature.